JPMorgan Equity Index Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Aerospace & Defense — 1.5%
Axon Enterprise, Inc. *	16	4,883
Boeing Co. (The) *	127	24,525
General Dynamics Corp.	50	14,211
Howmet Aerospace, Inc.	87	5,931
Huntington Ingalls Industries, Inc.	9	2,557
L3Harris Technologies, Inc.	42	8,950
Lockheed Martin Corp.	48	21,675
Northrop Grumman Corp.	31	14,958
RTX Corp.	294	28,673
Textron, Inc.	43	4,166
TransDigm Group, Inc.	12	15,175
		145,704
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. (a)	26	1,968
Expeditors International of Washington, Inc.	32	3,917
FedEx Corp.	51	14,759
United Parcel Service, Inc., Class B	160	23,819
		44,463
Automobile Components — 0.1%
Aptiv plc *	62	4,924
BorgWarner, Inc.	51	1,769
		6,693
Automobiles — 1.3%
Ford Motor Co.	864	11,484
General Motors Co.	256	11,600
Tesla, Inc. *	614	107,923
		131,007
Banks — 3.3%
Bank of America Corp.	1,526	57,848
Citigroup, Inc.	422	26,667
Citizens Financial Group, Inc.	103	3,749
Comerica, Inc.	29	1,607
Fifth Third Bancorp	151	5,616
Huntington Bancshares, Inc.	321	4,477
JPMorgan Chase & Co. (b)	641	128,307
KeyCorp	207	3,281
M&T Bank Corp.	37	5,354
PNC Financial Services Group, Inc. (The)	88	14,252
Regions Financial Corp.	205	4,308
Truist Financial Corp.	295	11,520
US Bancorp	345	15,421
Wells Fargo & Co.	797	46,218
		328,625
Beverages — 1.4%
Brown-Forman Corp., Class B (a)	40	2,068

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Beverages — continued
Coca-Cola Co. (The)	862	52,747
Constellation Brands, Inc., Class A	36	9,686
Keurig Dr Pepper, Inc.	231	7,078
Molson Coors Beverage Co., Class B	41	2,759
Monster Beverage Corp. *	164	9,703
PepsiCo, Inc.	304	53,298
		137,339
Biotechnology — 1.9%
AbbVie, Inc.	391	71,237
Amgen, Inc.	119	33,704
Biogen, Inc. *	32	6,923
Gilead Sciences, Inc.	276	20,223
Incyte Corp. *	41	2,348
Moderna, Inc. *	74	7,832
Regeneron Pharmaceuticals, Inc. *	23	22,530
Vertex Pharmaceuticals, Inc. *	57	23,869
		188,666
Broadline Retail — 3.8%
Amazon.com, Inc. *	2,025	365,340
eBay, Inc.	115	6,070
Etsy, Inc. *	27	1,823
		373,233
Building Products — 0.5%
A O Smith Corp.	27	2,435
Allegion plc	20	2,620
Builders FirstSource, Inc. *	27	5,700
Carrier Global Corp.	185	10,761
Johnson Controls International plc	151	9,864
Masco Corp.	49	3,841
Trane Technologies plc	50	15,136
		50,357
Capital Markets — 2.8%
Ameriprise Financial, Inc.	22	9,734
Bank of New York Mellon Corp. (The)	168	9,695
BlackRock, Inc.	31	25,831
Blackstone, Inc.	159	20,939
Cboe Global Markets, Inc.	23	4,297
Charles Schwab Corp. (The)	330	23,854
CME Group, Inc.	80	17,173
FactSet Research Systems, Inc.	8	3,835
Franklin Resources, Inc.	67	1,869
Goldman Sachs Group, Inc. (The)	72	30,181
Intercontinental Exchange, Inc.	127	17,437
Invesco Ltd.	100	1,652
MarketAxess Holdings, Inc.	8	1,841

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Moody's Corp.	35	13,705
Morgan Stanley	278	26,138
MSCI, Inc.	18	9,822
Nasdaq, Inc.	84	5,313
Northern Trust Corp.	45	4,042
Raymond James Financial, Inc.	42	5,353
S&P Global, Inc.	71	30,289
State Street Corp.	67	5,173
T. Rowe Price Group, Inc.	50	6,049
		274,222
Chemicals — 1.6%
Air Products and Chemicals, Inc.	49	11,933
Albemarle Corp. (a)	26	3,425
Celanese Corp.	22	3,814
CF Industries Holdings, Inc.	42	3,522
Corteva, Inc.	156	8,967
Dow, Inc.	156	9,015
DuPont de Nemours, Inc.	95	7,307
Eastman Chemical Co.	26	2,605
Ecolab, Inc.	56	12,983
FMC Corp.	28	1,761
International Flavors & Fragrances, Inc.	57	4,864
Linde plc	108	49,886
LyondellBasell Industries NV, Class A	57	5,801
Mosaic Co. (The)	72	2,351
PPG Industries, Inc.	52	7,571
Sherwin-Williams Co. (The)	52	18,123
		153,928
Commercial Services & Supplies — 0.6%
Cintas Corp.	19	13,117
Copart, Inc. *	194	11,214
Republic Services, Inc.	45	8,675
Rollins, Inc.	62	2,878
Veralto Corp.	49	4,308
Waste Management, Inc.	81	17,311
		57,503
Communications Equipment — 0.8%
Arista Networks, Inc. *	56	16,191
Cisco Systems, Inc.	900	44,937
F5, Inc. *	13	2,470
Juniper Networks, Inc.	71	2,644
Motorola Solutions, Inc.	37	13,054
		79,296
Construction & Engineering — 0.1%
Quanta Services, Inc.	32	8,364

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	14	8,408
Vulcan Materials Co.	29	8,035
		16,443
Consumer Finance — 0.5%
American Express Co.	127	28,850
Capital One Financial Corp.	84	12,550
Discover Financial Services	56	7,263
Synchrony Financial	90	3,887
		52,550
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	98	72,032
Dollar General Corp.	49	7,590
Dollar Tree, Inc. *	46	6,107
Kroger Co. (The)	147	8,378
Sysco Corp.	110	8,955
Target Corp.	102	18,127
Walgreens Boots Alliance, Inc.	159	3,440
Walmart, Inc.	948	57,070
		181,699
Containers & Packaging — 0.2%
Amcor plc	320	3,046
Avery Dennison Corp.	18	3,984
Ball Corp.	70	4,706
International Paper Co.	76	2,992
Packaging Corp. of America	20	3,740
WestRock Co.	57	2,815
		21,283
Distributors — 0.1%
Genuine Parts Co.	31	4,813
LKQ Corp.	59	3,167
Pool Corp.	9	3,458
		11,438
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,584	27,883
Verizon Communications, Inc.	932	39,088
		66,971
Electric Utilities — 1.5%
Alliant Energy Corp.	57	2,850
American Electric Power Co., Inc.	116	10,033
Constellation Energy Corp.	71	13,081
Duke Energy Corp.	171	16,521
Edison International	85	6,011
Entergy Corp.	47	4,952
Evergy, Inc.	51	2,717

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
Eversource Energy	77	4,626
Exelon Corp.	221	8,287
FirstEnergy Corp. (a)	114	4,419
NextEra Energy, Inc.	455	29,054
NRG Energy, Inc.	50	3,386
PG&E Corp.	473	7,923
Pinnacle West Capital Corp. (a)	25	1,878
PPL Corp.	163	4,496
Southern Co. (The)	242	17,336
Xcel Energy, Inc.	122	6,572
		144,142
Electrical Equipment — 0.7%
AMETEK, Inc.	51	9,353
Eaton Corp. plc	88	27,664
Emerson Electric Co.	127	14,368
Generac Holdings, Inc. *	14	1,717
Hubbell, Inc.	12	4,932
Rockwell Automation, Inc.	25	7,397
		65,431
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	133	15,331
CDW Corp.	30	7,592
Corning, Inc.	170	5,608
Jabil, Inc.	28	3,786
Keysight Technologies, Inc. *	39	6,052
TE Connectivity Ltd.	68	9,938
Teledyne Technologies, Inc. *	11	4,488
Trimble, Inc. *	55	3,548
Zebra Technologies Corp., Class A *	11	3,430
		59,773
Energy Equipment & Services — 0.3%
Baker Hughes Co.	222	7,429
Halliburton Co.	197	7,775
Schlumberger NV	316	17,335
		32,539
Entertainment — 1.3%
Electronic Arts, Inc.	54	7,152
Live Nation Entertainment, Inc. *	32	3,325
Netflix, Inc. *	96	58,236
Take-Two Interactive Software, Inc. *	35	5,217
Walt Disney Co. (The)	406	49,731
Warner Bros Discovery, Inc. *	492	4,293
		127,954
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B *	403	169,530

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	16	4,936
Fidelity National Information Services, Inc.	131	9,738
Fiserv, Inc. *	133	21,254
Global Payments, Inc.	58	7,712
Jack Henry & Associates, Inc.	16	2,805
Mastercard, Inc., Class A	183	88,034
PayPal Holdings, Inc. *	238	15,908
Visa, Inc., Class A (a)	350	97,801
		417,718
Food Products — 0.8%
Archer-Daniels-Midland Co.	118	7,423
Bunge Global SA	32	3,300
Campbell Soup Co.	44	1,938
Conagra Brands, Inc.	106	3,139
General Mills, Inc.	126	8,804
Hershey Co. (The)	33	6,460
Hormel Foods Corp.	64	2,241
J M Smucker Co. (The)	24	2,960
Kellanova	58	3,348
Kraft Heinz Co. (The)	177	6,519
Lamb Weston Holdings, Inc.	32	3,408
McCormick & Co., Inc. (Non-Voting)	56	4,279
Mondelez International, Inc., Class A	298	20,884
Tyson Foods, Inc., Class A	63	3,726
		78,429
Gas Utilities — 0.0% ^
Atmos Energy Corp.	33	3,973
Ground Transportation — 1.1%
CSX Corp.	438	16,231
JB Hunt Transport Services, Inc.	18	3,600
Norfolk Southern Corp.	50	12,756
Old Dominion Freight Line, Inc.	40	8,696
Uber Technologies, Inc. *	456	35,105
Union Pacific Corp.	135	33,228
		109,616
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	385	43,721
Align Technology, Inc. *	16	5,175
Baxter International, Inc.	113	4,809
Becton Dickinson & Co.	64	15,840
Boston Scientific Corp. *	325	22,232
Cooper Cos., Inc. (The)	44	4,468
Dentsply Sirona, Inc.	47	1,558
Dexcom, Inc. *	85	11,848
Edwards Lifesciences Corp. *	134	12,842

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
GE HealthCare Technologies, Inc.	94	8,530
Hologic, Inc. *	52	4,055
IDEXX Laboratories, Inc. *	18	9,936
Insulet Corp. *	15	2,652
Intuitive Surgical, Inc. *	78	31,156
Medtronic plc	295	25,676
ResMed, Inc. (a)	33	6,454
STERIS plc	22	4,923
Stryker Corp.	75	26,813
Teleflex, Inc.	10	2,355
Zimmer Biomet Holdings, Inc.	46	6,111
		251,154
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	54	6,031
Cencora, Inc. (a)	37	8,914
Centene Corp. *	118	9,294
Cigna Group (The)	65	23,539
CVS Health Corp.	279	22,240
DaVita, Inc. *	12	1,648
Elevance Health, Inc.	52	26,996
HCA Healthcare, Inc.	44	14,638
Henry Schein, Inc. *	29	2,174
Humana, Inc.	27	9,390
Laboratory Corp. of America Holdings	19	4,110
McKesson Corp.	29	15,631
Molina Healthcare, Inc. *	13	5,280
Quest Diagnostics, Inc.	24	3,274
UnitedHealth Group, Inc.	205	101,384
Universal Health Services, Inc., Class B	13	2,466
		257,009
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	157	2,941
Ventas, Inc.	89	3,882
Welltower, Inc.	123	11,459
		18,282
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	156	3,232
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	96	15,920
Booking Holdings, Inc.	8	28,047
Caesars Entertainment, Inc. *	48	2,091
Carnival Corp. *	223	3,648
Chipotle Mexican Grill, Inc. *	6	17,662
Darden Restaurants, Inc.	26	4,422
Domino's Pizza, Inc.	8	3,840

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Expedia Group, Inc. *	29	3,991
Hilton Worldwide Holdings, Inc.	56	11,918
Las Vegas Sands Corp.	82	4,230
Marriott International, Inc., Class A	55	13,792
McDonald's Corp.	161	45,314
MGM Resorts International *	61	2,859
Norwegian Cruise Line Holdings Ltd. * (a)	94	1,973
Royal Caribbean Cruises Ltd. *	52	7,266
Starbucks Corp.	251	22,927
Wynn Resorts Ltd.	21	2,159
Yum! Brands, Inc.	62	8,633
		200,692
Household Durables — 0.4%
DR Horton, Inc.	66	10,888
Garmin Ltd.	34	5,049
Lennar Corp., Class A	55	9,418
Mohawk Industries, Inc. *	12	1,533
NVR, Inc. *	—	5,735
PulteGroup, Inc.	47	5,669
		38,292
Household Products — 1.2%
Church & Dwight Co., Inc.	55	5,695
Clorox Co. (The)	28	4,210
Colgate-Palmolive Co.	182	16,429
Kimberly-Clark Corp.	75	9,655
Procter & Gamble Co. (The)	521	84,592
		120,581
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The)	148	2,660
Industrial Conglomerates — 0.9%
3M Co.	123	12,990
General Electric Co.	241	42,329
Honeywell International, Inc.	146	29,981
		85,300
Industrial REITs — 0.3%
Prologis, Inc.	205	26,660
Insurance — 2.1%
Aflac, Inc.	117	10,015
Allstate Corp. (The)	58	10,063
American International Group, Inc.	155	12,160
Aon plc, Class A	44	14,805
Arch Capital Group Ltd. *	82	7,599
Arthur J Gallagher & Co.	48	12,011
Assurant, Inc.	11	2,166

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Brown & Brown, Inc.	52	4,582
Chubb Ltd.	90	23,269
Cincinnati Financial Corp.	35	4,319
Everest Group Ltd.	10	3,822
Globe Life, Inc.	19	2,208
Hartford Financial Services Group, Inc. (The)	66	6,816
Loews Corp.	40	3,161
Marsh & McLennan Cos., Inc.	109	22,455
MetLife, Inc.	136	10,080
Principal Financial Group, Inc.	49	4,195
Progressive Corp. (The)	130	26,822
Prudential Financial, Inc.	80	9,391
Travelers Cos., Inc. (The)	51	11,637
Willis Towers Watson plc	23	6,248
WR Berkley Corp.	45	3,972
		211,796
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A *	1,306	197,075
Alphabet, Inc., Class C *	1,093	166,451
Match Group, Inc. *	60	2,185
Meta Platforms, Inc., Class A	488	236,709
		602,420
IT Services — 1.2%
Accenture plc, Class A	139	48,153
Akamai Technologies, Inc. *	33	3,635
Cognizant Technology Solutions Corp., Class A	110	8,087
EPAM Systems, Inc. *	13	3,531
Gartner, Inc. *	17	8,233
International Business Machines Corp.	203	38,716
VeriSign, Inc. *	20	3,701
		114,056
Leisure Products — 0.0% ^
Hasbro, Inc.	29	1,634
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	65	9,448
Bio-Rad Laboratories, Inc., Class A *	5	1,604
Bio-Techne Corp.	35	2,452
Charles River Laboratories International, Inc. *	11	3,080
Danaher Corp.	146	36,389
Illumina, Inc. *	35	4,832
IQVIA Holdings, Inc. *	40	10,226
Mettler-Toledo International, Inc. *	5	6,335
Revvity, Inc.	27	2,871
Thermo Fisher Scientific, Inc.	86	49,757

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Waters Corp. *	13	4,510
West Pharmaceutical Services, Inc.	16	6,487
		137,991
Machinery — 1.8%
Caterpillar, Inc.	113	41,333
Cummins, Inc.	30	8,898
Deere & Co.	58	23,698
Dover Corp.	31	5,493
Fortive Corp.	78	6,684
IDEX Corp.	17	4,089
Illinois Tool Works, Inc.	60	16,166
Ingersoll Rand, Inc.	90	8,516
Nordson Corp.	12	3,301
Otis Worldwide Corp.	90	8,918
PACCAR, Inc.	116	14,359
Parker-Hannifin Corp.	28	15,814
Pentair plc	36	3,129
Snap-on, Inc.	12	3,464
Stanley Black & Decker, Inc.	34	3,327
Westinghouse Air Brake Technologies Corp.	40	5,783
Xylem, Inc.	53	6,904
		179,876
Media — 0.6%
Charter Communications, Inc., Class A *	22	6,359
Comcast Corp., Class A	878	38,060
Fox Corp., Class A	53	1,658
Fox Corp., Class B	29	837
Interpublic Group of Cos., Inc. (The)	85	2,769
News Corp., Class A	84	2,205
News Corp., Class B (a)	25	687
Omnicom Group, Inc.	44	4,245
Paramount Global, Class B	107	1,258
		58,078
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	318	14,940
Newmont Corp.	255	9,152
Nucor Corp.	54	10,780
Steel Dynamics, Inc.	34	4,996
		39,868
Multi-Utilities — 0.6%
Ameren Corp.	58	4,309
CenterPoint Energy, Inc.	140	3,985
CMS Energy Corp.	65	3,937
Consolidated Edison, Inc.	77	6,946
Dominion Energy, Inc.	185	9,120

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
DTE Energy Co.	46	5,130
NiSource, Inc.	92	2,534
Public Service Enterprise Group, Inc.	110	7,373
Sempra	139	10,016
WEC Energy Group, Inc.	70	5,740
		59,090
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	35	4,498
Boston Properties, Inc.	32	2,089
		6,587
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	80	2,751
Chevron Corp.	384	60,621
ConocoPhillips	261	33,225
Coterra Energy, Inc.	167	4,647
Devon Energy Corp.	142	7,124
Diamondback Energy, Inc.	40	7,859
EOG Resources, Inc.	129	16,518
EQT Corp.	91	3,379
Exxon Mobil Corp.	880	102,277
Hess Corp.	61	9,310
Kinder Morgan, Inc.	428	7,858
Marathon Oil Corp.	130	3,675
Marathon Petroleum Corp.	82	16,430
Occidental Petroleum Corp. (a)	146	9,478
ONEOK, Inc.	129	10,348
Phillips 66	95	15,563
Pioneer Natural Resources Co.	52	13,588
Targa Resources Corp.	49	5,533
Valero Energy Corp.	75	12,876
Williams Cos., Inc. (The)	270	10,504
		353,564
Passenger Airlines — 0.2%
American Airlines Group, Inc. *	145	2,225
Delta Air Lines, Inc.	142	6,792
Southwest Airlines Co.	132	3,859
United Airlines Holdings, Inc. *	73	3,480
		16,356
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	52	7,956
Kenvue, Inc.	382	8,195
		16,151
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	451	24,450
Catalent, Inc. *	40	2,261

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Eli Lilly & Co.	177	137,456
Johnson & Johnson	533	84,377
Merck & Co., Inc.	561	74,087
Pfizer, Inc.	1,251	34,718
Viatris, Inc.	266	3,174
Zoetis, Inc.	102	17,213
		377,736
Professional Services — 0.7%
Automatic Data Processing, Inc.	91	22,732
Broadridge Financial Solutions, Inc.	26	5,346
Dayforce, Inc. * (a)	35	2,290
Equifax, Inc.	27	7,309
Jacobs Solutions, Inc.	28	4,280
Leidos Holdings, Inc.	30	3,994
Paychex, Inc.	71	8,713
Paycom Software, Inc.	11	2,119
Robert Half, Inc.	23	1,829
Verisk Analytics, Inc.	32	7,573
		66,185
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	66	6,407
CoStar Group, Inc. *	90	8,741
		15,148
Residential REITs — 0.3%
AvalonBay Communities, Inc.	31	5,832
Camden Property Trust	24	2,328
Equity Residential	77	4,827
Essex Property Trust, Inc.	14	3,483
Invitation Homes, Inc.	127	4,539
Mid-America Apartment Communities, Inc.	26	3,403
UDR, Inc.	67	2,508
		26,920
Retail REITs — 0.3%
Federal Realty Investment Trust	16	1,662
Kimco Realty Corp.	148	2,895
Realty Income Corp.	184	9,969
Regency Centers Corp.	37	2,204
Simon Property Group, Inc.	72	11,301
		28,031
Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices, Inc. *	358	64,619
Analog Devices, Inc.	110	21,731
Applied Materials, Inc.	184	38,021
Broadcom, Inc.	98	129,234
Enphase Energy, Inc. *	30	3,639

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
First Solar, Inc. *	24	3,996
Intel Corp.	937	41,379
KLA Corp.	30	20,932
Lam Research Corp.	29	28,223
Microchip Technology, Inc.	120	10,742
Micron Technology, Inc.	245	28,836
Monolithic Power Systems, Inc.	11	7,209
NVIDIA Corp.	547	494,509
NXP Semiconductors NV (China)	57	14,151
ON Semiconductor Corp. *	95	6,964
Qorvo, Inc. *	21	2,457
QUALCOMM, Inc.	247	41,864
Skyworks Solutions, Inc.	35	3,846
Teradyne, Inc.	34	3,822
Texas Instruments, Inc.	201	35,099
		1,001,273
Software — 10.6%
Adobe, Inc. *	100	50,537
ANSYS, Inc. *	19	6,686
Autodesk, Inc. *	47	12,343
Cadence Design Systems, Inc. *	60	18,765
Fair Isaac Corp. *	6	6,882
Fortinet, Inc. *	141	9,647
Gen Digital, Inc.	124	2,782
Intuit, Inc.	62	40,317
Microsoft Corp.	1,646	692,672
Oracle Corp.	353	44,375
Palo Alto Networks, Inc. *	70	19,850
PTC, Inc. *	27	5,005
Roper Technologies, Inc.	24	13,274
Salesforce, Inc.	215	64,599
ServiceNow, Inc. *	46	34,630
Synopsys, Inc. *	34	19,314
Tyler Technologies, Inc. *	9	3,967
		1,045,645
Specialized REITs — 1.0%
American Tower Corp.	103	20,409
Crown Castle, Inc.	96	10,170
Digital Realty Trust, Inc.	67	9,666
Equinix, Inc.	21	17,168
Extra Space Storage, Inc.	47	6,882
Iron Mountain, Inc.	65	5,189
Public Storage	35	10,171
SBA Communications Corp.	24	5,180

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
VICI Properties, Inc.	229	6,829
Weyerhaeuser Co.	162	5,806
		97,470
Specialty Retail — 2.0%
AutoZone, Inc. *	4	12,074
Bath & Body Works, Inc.	50	2,504
Best Buy Co., Inc.	42	3,484
CarMax, Inc. * (a)	35	3,048
Home Depot, Inc. (The)	221	84,593
Lowe's Cos., Inc.	127	32,461
O'Reilly Automotive, Inc. *	13	14,776
Ross Stores, Inc.	75	10,948
TJX Cos., Inc. (The)	252	25,611
Tractor Supply Co. (a)	24	6,270
Ulta Beauty, Inc. *	11	5,626
		201,395
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	3,216	551,521
Hewlett Packard Enterprise Co.	288	5,107
HP, Inc.	193	5,839
NetApp, Inc.	46	4,792
Seagate Technology Holdings plc	43	4,017
Super Micro Computer, Inc. *	11	11,269
Western Digital Corp. *	72	4,903
		587,448
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp. *	6	5,353
Lululemon Athletica, Inc. *	25	9,940
NIKE, Inc., Class B	270	25,347
Ralph Lauren Corp.	9	1,624
Tapestry, Inc.	51	2,413
VF Corp.	73	1,123
		45,800
Tobacco — 0.5%
Altria Group, Inc.	391	17,044
Philip Morris International, Inc.	344	31,516
		48,560
Trading Companies & Distributors — 0.3%
Fastenal Co.	127	9,781
United Rentals, Inc.	15	10,736
WW Grainger, Inc.	9	9,957
		30,474
Water Utilities — 0.1%
American Water Works Co., Inc.	43	5,272

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	116	18,886
Total Common Stocks (Cost $3,924,455)		9,766,931
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 1.2%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (c) (d) (Cost $84,030)	84,030	84,030
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (c) (d)	26,951	26,951
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	3,857	3,857
Total Investment of Cash Collateral from Securities Loaned (Cost $30,815)		30,808
Total Short-Term Investments (Cost $114,845)		114,838
Total Investments — 100.4% (Cost $4,039,310)		9,881,779
Liabilities in Excess of Other Assets — (0.4)%		(38,285)
NET ASSETS — 100.0%		9,843,494

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $30,252.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	292	06/21/2024	USD	77,471	1,175

Abbreviations
USD	United States Dollar

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$9,766,931	$—	$—	$9,766,931
Rights	—	—	10	10
Short-Term Investments
Investment Companies	84,030	—	—	84,030
Investment of Cash Collateral from Securities Loaned	30,808	—	—	30,808
Total Short-Term Investments	114,838	—	—	114,838
Total Investments in Securities	$9,881,769	$—	$10	$9,881,779

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$1,175	$—	$—	$1,175
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$91,369	$5,920	$3,967	$197	$34,788	$128,307	641	$1,957	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	110,942	595,499	679,500	12	(2)	26,951	26,951	4,614	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	13,746	286,432	296,321	—	—	3,857	3,857	647	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.16% (b) (c)	27,916	958,874	902,760	—	—	84,030	84,030	1,557	—
Total	$243,973	$1,846,725	$1,882,548	$209	$34,786	$243,145		$8,775	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.